Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Cash generated from operations	₩ 3,835,879	₩ 5,829,607	₩ 4,745,293
Interest paid	(263,520)	(257,809)	(254,852)
Interest received	307,091	272,061	259,836
Dividends received	68,827	74,441	19,623
Income tax paid	(351,212)	(356,466)	(30,073)
Net cash inflow from operating activities	3,597,065	5,561,834	4,739,827
Cash flows from investing activities
Collection of loans	44,287	54,934	63,435
Loans granted	(43,694)	(54,128)	(48,731)
Disposal of financial assets at fair value through profit or loss	1,298,621	609,849	528,655
Disposal of financial assets at amortized cost	1,046,115	690,457	528,746
Disposal of financial assets at fair value through other comprehensive income	97,932	244,994	351,065
Disposal of assets held-for-sale	4,600	0	83,241
Disposal of investments in associates and joint ventures	34,828	10,880	24
Acquisition of investments in associates and joint ventures	(280,988)	(487,828)	(273,411)
Disposal of property and equipment, and investment properties	178,063	174,413	49,832
Acquisition of property and equipment, and investment properties	(3,439,857)	(3,495,021)	(3,207,566)
Acquisition of financial assets at fair value through profit or loss	(1,317,175)	(753,907)	(521,142)
Acquisition of financial assets at amortized cost	(1,450,442)	(623,924)	(759,180)
Acquisition of financial assets at fair value through other comprehensive income	(449,504)	(131,674)	(14,092)
Disposal of intangible assets	20,088	11,624	13,362
Disposal of right-of-use assets	97	318	2,023
Discontinued operations	0	0	205
Acquisition of right-of-use assets	(2,090)	(4,261)	(5,824)
Acquisition of intangible assets	(545,190)	(752,181)	(511,094)
Decrease in cash due to changes in scope of consolidation	(41,088)	(671,359)	(41,018)
Increase in cash due to changes in scope of consolidation	6,754	39,340	0
Net cash outflow from investing activities	(4,838,643)	(5,137,474)	(3,761,470)
Cash flows from financing activities
Proceeds from borrowings and debentures	4,234,570	2,899,567	1,795,221
Repayments of borrowings and debentures	(2,843,249)	(1,999,173)	(1,627,354)
Settlement of derivative assets and liabilities, net	35,083	(1,496)	36,594
Cash inflow from consolidated equity transactions	125,066	67,693	0
Cash outflow from consolidated equity transactions	(28,848)	(11,001)	(1,192)
Cash inflow from other financing activities	2,193	2,556	35,854
Dividends paid to shareholders	(476,800)	(350,334)	(310,567)
Acquisition of treasury stock	0	(193,626)	(114,683)
Cash outflow from other financing activities	0	(60,901)	0
Decrease in leases liabilities	(378,684)	(394,567)	(447,784)
Decrease in other liabilities	0	0	(13,674)
Net cash outflow from financing activities	669,331	(41,282)	(647,585)
Effect of exchange rate change on cash and cash equivalents	1,717	1,890	(2,042)
Net increase (decrease) in cash and cash equivalents	(570,530)	384,968	328,730
Cash and cash equivalents at beginning of year	3,019,592	2,634,624	2,305,894
Cash and cash equivalents at end of year	₩ 2,449,062	₩ 3,019,592	₩ 2,634,624